Share Based Compensation -our share based compensation expense included in general and administrative expense (Details) - General and Administrative Expense [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	$ 1,300	$ 3,316	$ 37,729	$ 6,376
Service Based Compensation [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	1,300	1,528	6,458	4,653
Service Based Compensation [Member] | Restricted Stock Units And Director Restricted Shares [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	164	0
Service Based Compensation [Member] | Two Thousand And Twenty Two Equity Compensation Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	175	0
Option Issued To Suppliers [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	0	249	238	1,723
Consulting Stock Awards [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	0	1,539	31,033	0
Share-based Payment Arrangement, Option [Member] | Service Based Compensation [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	$ 961	$ 1,528	5,812	4,653
Restricted Stock Units (RSUs) [Member] | Service Based Compensation [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense			$ 646	$ 0